MS-PGRO-STATSUP-4

Statutory Prospectus Supplement dated October 1, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Pacific Growth Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Paul Chan	Portfolio Manager	2010
Daiji Ozawa	Portfolio Manager	2010
William Yuen	Portfolio Manager	2018”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment decisions for the Fund are made by the investment management teams at Invesco Hong Kong and Invesco Japan.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Paul Chan, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Hong Kong and/or its affiliates since 2001.

•	Daiji Ozawa, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Japan and/or its affiliates since 2010.

•	William Yuen, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Hong Kong and/or its affiliates since 2004.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

MS-PGRO-STATSUP-4

AIF-STATSUP-7

Statutory Prospectus Supplement dated October 1, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Pacific Growth Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO PACIFIC GROWTH FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Paul Chan	Portfolio Manager	2010
Daiji Ozawa	Portfolio Manager	2010
William Yuen	Portfolio Manager	2018”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Pacific Growth Fund” in the prospectus:

•	“Paul Chan, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Hong Kong and/or its affiliates since 2001.

•	Daiji Ozawa, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Japan and/or its affiliates since 2010.

•	William Yuen, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Hong Kong and/or its affiliates since 2004.”

AIF-STATSUP-7

AIF-MSVK-SOAI SUP-2

Statement of Additional Information Supplement dated October 1, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, R5, R6 and Y shares of the Fund listed below:

Invesco Pacific Growth Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Pacific Growth Fund” in Appendix H of the Statement of Additional Information:

“Investments

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Pacific Growth Fund
Paul Chan[1]	None	$100,001 - $500,000	$500,001 - $1,000,000
Daiji Ozawa[2]	None	None	None
William Yuen1,[3]	None	None	$500,001 - $1,000,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Pacific Growth Fund” in Appendix H of the Statement of Additional Information:

“Assets Managed

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Pacific Growth Fund
Paul Chan	None	None	19	$5,463.0	48[4]	$2,072.0[4]
Daiji Ozawa	None	None	4	$166.1	2	$164.5
William Yuen[3]	None	None	None	None	None	None”

[1]	Shares of the Fund are not sold in Hong Kong, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.
[2]	Shares of the Fund are not sold in Japan, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.
[3]	William Yuen began serving as Portfolio Manager on the Fund effective October 1, 2018. Information for Mr. Yuen has been provided as of August 31, 2018.
[4]	This amount includes one fund that pays performance-based fees with $416M in total assets under management.

AIF-MSVK-SOAI SUP-2